PROPERTY, PLANT AND EQUIPMENT - Continuity (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 29,025	$ 27,096
IFRS 16 adoption		145
Additions		218	301
Disposal		(440)
Acquisitions through business combinations		550	211
Transfer to assets held for sale			(749)
Items recognized through OCI
Change in fair value		1,971	4,558
Foreign exchange		61	(1,512)	$ 506
Items recognized through net income:
Change in fair value		(18)	(61)
Depreciation		(798)	(819)
Ending balance		30,714	29,025	27,096
Other intangible assets		10	11
Construction in progress		334	388
Purchase option, consideration transferred upon exercise	$ 560
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,679	22,399
IFRS 16 adoption		79
Additions		172	212
Disposal		0
Acquisitions through business combinations		0	0
Transfer to assets held for sale			0
Items recognized through OCI
Change in fair value		1,521	3,775
Foreign exchange		108	(1,138)
Items recognized through net income:
Change in fair value		(15)	(33)
Depreciation		(520)	(536)
Ending balance		26,024	24,679	22,399
Right-of-use assets, disposals		71
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,860	3,803
IFRS 16 adoption		62
Additions		42	36
Disposal		(440)
Acquisitions through business combinations		550	125
Transfer to assets held for sale			(58)
Items recognized through OCI
Change in fair value		460	466
Foreign exchange		(29)	(256)
Items recognized through net income:
Change in fair value		(1)	(20)
Depreciation		(246)	(236)
Ending balance		4,258	3,860	3,803
Right-of-use assets, disposals		51
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		228	575
IFRS 16 adoption		0
Additions		0	47
Disposal		0
Acquisitions through business combinations		0	86
Transfer to assets held for sale			(691)
Items recognized through OCI
Change in fair value		(7)	313
Foreign exchange		(10)	(77)
Items recognized through net income:
Change in fair value		(1)	0
Depreciation		(13)	(25)
Ending balance		197	228	575
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		258	319
IFRS 16 adoption		4
Additions		4	6
Disposal		0
Acquisitions through business combinations		0	0
Transfer to assets held for sale			0
Items recognized through OCI
Change in fair value		(3)	4
Foreign exchange		(8)	(41)
Items recognized through net income:
Change in fair value		(1)	(8)
Depreciation		(19)	(22)
Ending balance		235	$ 258	$ 319
Right-of-use assets, disposals		$ 3